Summary of Significant Accounting Policies - Deferred costs, Related parties (Details) - TEMPO AUTOMATION INC - USD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Deferred transaction costs	$ 1,926,000	$ 6,125,000	$ 0
Purchases from related party	$ 300,000